Related Party Transactions - Additional information (Details) - USD ($)		3 Months Ended	10 Months Ended
	Sep. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants			$ 7,375,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		7,375,000	7,375,000
Threshold period for not to transfer, assign or sell any Warrants		30 days	30 days
Working capital loans
Subsidiary, Sale of Stock [Line Items]
Share Price		$ 1.00
Loan conversion agreement warrant		$ 2,000,000	$ 2,000,000
Working capital loan, outstanding		$ 0	$ 0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,375,000
Proceeds from sale of Private Placement Warrants	$ 7,375,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,375,000
Share Price	$ 11.50
Proceeds from sale of Private Placement Warrants	$ 7,375,000
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Underwriting discounts and commissions	$ 0